Schedule of Property and Equipment (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Property and equipment	$ 349,975	$ 633,128	$ 632,368
Less: accumulated depreciation	(309,631)	(493,953)	(412,665)
Total	40,344	139,175	219,703
Property and Equipment, net	40,344	139,175	219,703
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	96,185	231,222	231,222
Computers and Software [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	$ 213,660	$ 246,323	244,039
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Useful Life	15 years	15 years
Property and equipment	$ 40,130	$ 155,583	$ 157,107
Minimum [Member] | Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Useful Life	5 years	5 years
Minimum [Member] | Computers and Software [Member]
Property, Plant and Equipment [Line Items]
Useful Life	3 years	3 years
Maximum [Member] | Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Useful Life	7 years	7 years
Maximum [Member] | Computers and Software [Member]
Property, Plant and Equipment [Line Items]
Useful Life	7 years	7 years